LOSS PER SHARE (Details) - Summary of fully diluted loss per share - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Summary of fully diluted loss per share [Abstract]
Stock options	962,692	914,575	962,692	914,575
RSUs	1,201,761	167,860	1,201,761	167,860
Warrants Derivative	18,508,904	19,592,392	18,508,904	19,592,392
Warrants Equity	9,912,633	9,912,633	9,912,633	9,912,633
Total	30,585,990	30,587,460	30,585,990	30,587,460